Income tax - Schedule of Major Components of Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liability (asset)	€ 20	€ 3	€ 13	€ 15
Net deferred tax assets	20	3
Intangible assets
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liability (asset)	(52)	(50)
Share-based compensation
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liability (asset)	14	18
Tax losses carried forward
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liability (asset)	97	93
Property and equipment
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liability (asset)	32	19
Unrealized gains
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liability (asset)	(117)	(130)
Lease right-of-use asset
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liability (asset)	(69)	(99)
Lease liability
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liability (asset)	105	137
Accrued expenses and other liabilities
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liability (asset)	1	14
Other
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liability (asset)	€ 9	€ 1